Other non-current assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 4,080	$ 5,564
Intangible assets, net	0	1,845
Prepaid investments	0	425
Security deposit	5,000	0
Total	$ 9,080	$ 7,834